Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	5,287,321
Proposed Maximum Offering Price per Unit	1.76
Maximum Aggregate Offering Price	$ 9,305,684.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,285.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Represents an aggregate of 5,287,321 shares of Common Stock issuable upon the conversion of shares of Series A Preferred Stock and includes shares of Common Stock issuable upon conversion of the shares of Series A Preferred Stock in respect of accrued PIK Dividends. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average high and low prices of the Common Stock as reported on the New York Stock Exchange on July 30, 2026, which such date is within five business days of the filing of this registration statement, of $1.76 per share.